Share-based Compensation - Description of share option plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Feb. 28, 2018	Jul. 31, 2014
Description of stock option plan
Expiration period	6 years
Total unrecognized compensation expenses related to unvested awards	¥ 472.0
Weighted average remaining vesting period	3 years
Minimum
Description of stock option plan
Vesting Period	2 years
Maximum
Description of stock option plan
Vesting Period	4 years
Class Z Ordinary Shares | 2014 Plan | Maximum
Description of stock option plan
Aggregate number of shares issuable under the plan			19,880,315
Class Z Ordinary Shares | 2018 Plan | Maximum
Description of stock option plan
Aggregate number of shares issuable under the plan		6,962,069